Employee Benefits and Other Expenses, Expenses Not Otherwise Shown Separately In Financial Statements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Expenses Not Otherwise Shown Separately In Financial Statement [Abstract]
Operating losses	$ 4,321	$ 3,124	$ 5,492
Outside professional services	3,198	3,306	3,813
Contract services	2,489	2,192	1,638
Leases	1,155	1,334	1,351
Advertising and promotion	1,076	857	614
Outside data processing	673	660	891
Other	3,840	4,129	3,789
Total other noninterest expense	$ 16,752	$ 15,602	$ 17,588